Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes
Note 13. Income Taxes

The Company is a Mexican corporation which has numerous consolidated subsidiaries operating in different countries. Presented below is a discussion of income tax matters that relates to the Company’s consolidated operations, its Mexican operations and significant foreign operations.

(i)	Consolidated income tax matters

The composition of income tax expense for the years ended December 31, 2023, 2024 and 2025 is as follows:

	2023		2024		2025
Income Tax attributable
In Mexico:
Current year income tax	Ps.	32,327,958	Ps.	29,105,637	Ps.	27,186,836
Deferred income tax		(6,706,412)		(12,286,894)		3,543,636
Foreign:
Current year income tax		16,026,324		19,053,257		20,225,100
Deferred income tax		(7,103,867)		(633,557)		2,914,617
Total income tax	Ps.	34,544,003	Ps.	35,238,443	Ps.	53,870,189

Deferred tax income / (expense) related to items recognized in OCI during the year:

	For the years ended December 31,
	2023		2024		2025
Remeasurement of defined benefit plans	Ps.	(975,061)	Ps.	6,328,961	Ps.	9,246,387
Equity investments at fair value		2,836,366		(7,491,232)		1,989,858
Revaluation of Assets		—		(495,646)		(364,248)

Deferred tax income/ (expense) recognized in OCI	Ps.	1,861,305	Ps.	(1,657,917)	Ps.	10,871,997

In addition, deferred tax expense of Ps.308,551, Ps.289,460 and Ps.163,343 was transferred in 2023, 2024 and 2025, respectively, from revaluation surplus to retained earnings. This relates to the difference between the actual depreciation and equivalent depreciation based on cost. A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2023	2024	2025
Statutory income tax rate in Mexico	30.0%	30.0%	30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	2.1%	4.9%	2.9%
Derivatives	0.3%	1.3%	0.0%
Employee benefits	1.5%	5.7%	2.0%
Other non-deductible items	—	8.6%	0.8%
Other	4.8%	1.4%	2.9%
Effective tax rate on Mexican operations	38.7%	51.9%	38.6%
Tax recoveries and NOL’s in Brazil	(3.5)%	(1.5)%	(2.3)%
Foreign subsidiaries and other non-deductible items, net	(2.2)%	8.8%	3.8%
Tax rates differences	(3.1)%	(3.1)%	(2.2)%
Effective tax rate	29.9%	56.1%	37.9%

The breakdown of net deferred tax assets is as follows:

	Consolidated statements of financial position			Consolidated statements of comprehensive income
	2024		2025	2023		2024		2025
Provisions	Ps.	39,976,016	42,249,203	Ps.	15,065,996	Ps.	(2,577,054)	Ps.	3,197,801
Deferred revenues		13,475,756	10,920,652		1,767		560,731		(567,417)
Tax losses carry forward		38,397,674	36,074,254		8,575,209		508,256		(838,294)
Property, plant and equipment (1)		(3,830,404)	(7,029,432)		2,157,776		(239,696)		(3,627,587)
Inventories		965,844	1,008,997		669,382		12,715		(81,788)
Licenses and rights of use (1)		(13,293,040)	(10,881,635)		141,060		372,803		1,125,217
Employee benefits		35,455,273	46,495,509		(3,224,333)		(3,431,627)		101,681
Other		14,338,351	13,069,928		(9,576,577)		17,714,323		(5,767,866)

Net deferred tax assets	Ps.	125,485,470	131,907,476

Deferred tax benefit (loss) in net profit for the year				Ps.	13,810,280	Ps.	12,920,451	Ps.	(6,458,253)

(1)	As of December 31, 2024 and 2025, the balance included the effects of hyperinflation and revaluation of telecommunications towers.

Reconciliation of deferred tax assets and liabilities, net:

	2024		2025
Opening balance as of January 1,	Ps.	116,614,520	Ps.	125,485,470
Deferred tax benefit		12,920,451		(6,458,253)
Translation effect		(4,202,773)		2,005,541
Deferred tax income recognized in OCI		(1,657,917)		10,871,997
Deferred taxes acquired in business combinations		1,811,189		2,721

Closing balance as of December 31,	Ps.	125,485,470	Ps.	131,907,476

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	153,217,164	Ps.	159,387,970
Deferred income tax liabilities		(27,731,694)		(27,480,494)

	Ps.	125,485,470	Ps.	131,907,476

The deferred taxes are in tax jurisdictions in which the Company considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate sufficient taxable income in subsequent periods to utilize or realize such assets.

The Company does not recognize a deferred tax related to the undistributed earnings of its subsidiaries, because it currently does not expect these earnings to be taxable or to be repatriated in the near future. The Company’s policy has been to distribute the profits when it has paid the corresponding taxes in its home jurisdiction and the tax can be accredited in Mexico. The temporary differences associated with investments in the Company’s subsidiaries and associates, for which a deferred tax has not been recognized in the periods presented, aggregate to Ps.596,631,908 and Ps.60,990,905 as of December 31, 2024 and 2025, respectively.

At December 31, 2024 and 2025, the balance of the contributed capital account (“CUCA”) is Ps.698,574,990 and Ps.718,665,249, respectively. The balance of the Cuenta de Utilidad Fiscal Neta (“CUFIN”) amounted to Ps.925,309,212 and Ps.659,299,152 as of December 31, 2024 and 2025, respectively.

(ii)	Significant foreign income tax matters

Results of operations

The foreign subsidiaries determine their taxes on profits based on their individual taxable income, in accordance with the specific tax regimes of each country.

The effective income tax rate for the Company’s foreign jurisdictions was 13.9% in 2023, 36.0% in 2024 and 29.0% in 2025. The statutory tax rates in these jurisdictions vary, although many approximate 10% to 35%. The primary difference between the statutory rates and the effective rates in 2023, 2024 and 2025, was attributable to inflationary effects in Argentina, non-deductible items, and registry of benefits related to tax losses in Brazil and Chile.

With the change of government (December 10, 2023), Argentina initiates a process of tax revenues adjustment trying to achieve tax balance. In the medium term, a stage is expected where the entire tax system is restated to achieve a reduction in taxes that attracts investments and generates employment opportunities.

Among the measures adopted macro-economically, are the following:

•
The Central Bank has made access to the free exchange market for goods and services imports more flexible, eliminating bureaucratic and administrative obstacles which obstructed access to foreign currency. This is the reason for the establishment of differentiated payment terms, according to the nature of the imported goods and services.

(iii)	Tax losses

a) At December 31, 2025, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Gross balance of available tax loss carryforwards at December 31, 2025		Tax-effected loss carryforward benefit
Brazil	Ps.	79,615,782	Ps.	27,069,366
Mexico		24,073,142		7,221,943
Chile		3,134,305		846,262
Others		3,946,235		936,683

Total	Ps.	110,769,464	Ps.	36,074,254

b) The tax loss carryforwards in the different countries in which the Company operates have the following terms and characteristics:

bi) The Company has accumulated Ps.79,615,782 in net operating loss carryforwards (“NOLs”) in Brazil as of December 31, 2025. In Brazil, there is no expiration of the NOL’s. The NOLs amount used against taxable income in each year may not exceed 30% of the taxable income for such year.

The Company believes that it is more likely than not that the accumulated balances of its net deferred tax assets are recoverable, based on the positive evidence of the Company to generate future taxable income related to the same taxation authority which will result in taxable amounts against which the available tax losses can be utilized before they expire.

bii) The Company has accumulated Ps.24,073,142 in tax losses in Mexico. The Company estimates that there is positive evidence that allows it to use these losses, these losses should be reduced to the extent that it is considered likely that there will not be sufficient taxable profits to allow them to recover in full or in part, the losses will only be compensated when there is a right legally required and are approved by the tax authorities in Mexico.

biii) The Company has accumulated Ps.3,134,305 in NOLs in Chile as of December 31, 2025. In Chile, tax losses do not expire.

(iv)	Limiting interest deductions

The Mexican Tax Law establishes since 2020 new rules related to the limit on interest deductions, in accordance with the action 4 of Base Erosion and Profit Shifting (“BEPS”) project issued by the OECD, from which Mexico is member.

In general terms, each Mexican companies should calculate an adjusted Tax EBITDA, whose amount times the corporate income tax, will be the interest limit allowed to be deducted in each tax year. It is important to mention that the amount that was not deductible could be carryforward in the following ten years.

(v)	Pillar Two rules

The Organization for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on BEPS addresses the tax challenges arising from the digitalization of the global economy. The Global Anti-Base Erosion Model Rules (Pillar Two model rules) apply to multinational enterprises (MNEs) with annual revenue in excess of EUR 750 million per their consolidated financial statements.

The Pillar Two model rules introduce four new taxing mechanisms under which MNEs would pay a minimum level of tax (the Minimum Tax):

• The Qualified Domestic Minimum Top-up Tax (QDMTT)

• The Income Inclusion Rule (IIR)

• The Under Taxed Payments/Profits Rule (UTPR)

The Subject to Tax Rule is a tax treaty-based rule that generally proposes a Minimum Tax on certain cross-border intercompany transactions that otherwise are not subject to a minimum level of tax. The new taxing mechanisms can impose a minimum tax on the income arising in each jurisdiction in which an MNE operates. The IIR, UTPR and QDMTT do so by imposing a top-up tax in a jurisdiction whenever the effective tax rate (ETR), determined on a jurisdictional basis under the Pillar Two rules, is below a 15% minimum rate.

On 23 May 2023, the International Accounting Standards Board issued International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12 (the Amendments). The Amendments clarify that IAS 12 applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the OECD, including tax law that implements a QDMTT. The Company has adopted these amendments, which introduce:

• A mandatory temporary exception to the accounting for deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules;

And

• Disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation.

The Pillar Two model rules were adopted in the Company at the end of 2023 and are applicable starting from 1 January 2024. According to these rules, the Company is considered a multinational enterprise to which the Pillar Two rules shall be applied. At the same time, Pillar Two legislation has been enacted or substantively enacted in certain other jurisdictions in which the Company operates effective for the financial year beginning 1 January 2024.

The Company has performed an assessment of its potential exposure to Pillar Two income taxes. The Pillar Two effective tax rates in most of the jurisdictions in which the Company operates is above 15%. However, the Company has recognized a Pillar Two current tax expense of Ps.282 million (€13.3 million), this amount is integrated as follow:

• Bulgarian – Ps.252 million M (€11.9 million)

• Macedonia – Ps.. 29 million (€1.4 million)

 The Company continues to follow Pillar Two legislative developments, as further countries enact the Pillar Two model rules, to evaluate the potential future impact on its consolidated results of operations, financial position and cash flows beginning. Pillar II is applicable in Brazil as from January 1, 2025.

(vi)	Revaluation of telecommunications towers

Deferred taxes related to the revaluation of the passive infrastructure of the telecommunications towers have been calculated at the tax rate of the jurisdiction in which the subsidiaries are located.